Borrowings and other financial liabilities - Current and non-current borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jan. 12, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 0		$ 19,812
Non-current borrowings	12,821		7,134
Convertible Notes - AgCentral Energy
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		14,281
Non-current borrowings	0		0
Senior Convertible Notes - AgCentral Energy and Nabors Lux
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		0
Non-current borrowings	0		7,134
Shareholders Loan - AgCentral Energy
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		5,531
Non-current borrowings	0		0
Promissory Note - EDF
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		0
Non-current borrowings	5,869		0
Backstop Agreement - Nabors
Disclosure of detailed information about borrowings [line items]
Current borrowings	0		0
Non-current borrowings	$ 6,953	$ 7,000	$ 0